Loans (Schedule Of Covered Loans) (Details) - Consumer And Community Banking [Member] $ in Millions	Dec. 31, 2015 USD ($)
Covered Loans [Line Items]
LCM loans HFI at carrying value	$ 4,934.5
PCI Loans [Member]
Covered Loans [Line Items]
LCM loans HFI at carrying value	2,396.9
Non-PCI Loans [Member]
Covered Loans [Line Items]
LCM loans HFI at carrying value	$ 2,537.6